Comprehensive Income	12 Months Ended
Dec. 31, 2016
Comprehensive Income
 COMPREHENSIVE INCOME

The disclosures in this note apply to all Registrants unless indicated otherwise.

Presentation of Comprehensive Income

The following tables provide the components of changes in AOCI and details of reclassifications from AOCI for the years ended December 31, 2016, 2015 and 2014.  The amortization of pension and OPEB AOCI components are included in the computation of net periodic pension and OPEB costs. See Note 8 for additional details.

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$(5.2)	$(17.2)	$7.1	$139.9	$(251.7)	$(127.1)
Change in Fair Value Recognized in AOCI	(14.6)	—	1.3	—	(14.7)	(28.0)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	(21.4)	—	—	—	—	(21.4)
Purchased Electricity for Resale	16.4	—	—	—	—	16.4
Interest Expense	—	2.4	—	—	—	2.4
Amortization of Prior Service Cost (Credit)	—	—	—	(19.4)	—	(19.4)
Amortization of Actuarial (Gains)/Losses	—	—	—	20.3	—	20.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(5.0)	2.4	—	0.9	—	(1.7)
Income Tax (Expense) Credit	(1.7)	0.9	—	0.3	—	(0.5)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(3.3)	1.5	—	0.6	—	(1.2)
Net Current Period Other Comprehensive Income (Loss)	(17.9)	1.5	1.3	0.6	(14.7)	(29.2)
Balance in AOCI as of December 31, 2016	$(23.1)	$(15.7)	$8.4	$140.5	$(266.4)	$(156.3)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)
Change in Fair Value Recognized in AOCI	5.6	—	(0.6)	—	(25.7)	(20.7)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	(48.1)	—	—	—	—	(48.1)
Purchased Electricity for Resale	29.1	—	—	—	—	29.1
Interest Expense	—	2.9	—	—	—	2.9
Amortization of Prior Service Cost (Credit)	—	—	—	(19.5)	—	(19.5)
Amortization of Actuarial (Gains)/Losses	—	—	—	21.3	—	21.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(19.0)	2.9	—	1.8	—	(14.3)
Income Tax (Expense) Credit	(6.6)	1.0	—	0.6	—	(5.0)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(12.4)	1.9	—	1.2	—	(9.3)
Net Current Period Other Comprehensive Income (Loss)	(6.8)	1.9	(0.6)	1.2	(25.7)	(30.0)
Balance in AOCI as of Pension and OPEB Adjustment Related to Mitchell Plant	—	—	—	—	6.0	6.0
Balance in AOCI as of December 31, 2015	$(5.2)	$(17.2)	$7.1	$139.9	$(251.7)	$(127.1)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.2	$(23.0)	$6.8	$133.9	$(233.1)	$(115.2)
Change in Fair Value Recognized in AOCI	(9.8)	—	0.9	—	1.1	(7.8)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	59.1	—	—	—	—	59.1
Purchased Electricity for Resale	(39.1)	—	—	—	—	(39.1)
Regulatory Assets/(Liabilities), Net (a)	(2.8)	—	—	—	—	(2.8)
Interest Expense	—	6.1	—	—	—	6.1
Amortization of Prior Service Cost (Credit)	—	—	—	(20.6)	—	(20.6)
Amortization of Actuarial (Gains)/Losses	—	—	—	28.0	—	28.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	17.2	6.1	—	7.4	—	30.7
Income Tax (Expense) Credit	6.0	2.2	—	2.6	—	10.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	11.2	3.9	—	4.8	—	19.9
Net Current Period Other Comprehensive Income	1.4	3.9	0.9	4.8	1.1	12.1
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$3.6	$17.4	$(23.8)	$(2.8)
Change in Fair Value Recognized in AOCI	—	—	—	(3.5)	(3.5)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.1)	—	—	(1.1)
Amortization of Prior Service Cost (Credit)	—	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains)/Losses	—	—	3.0	—	3.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.1)	(2.1)	—	(3.2)
Income Tax (Expense) Credit	—	(0.4)	(0.7)	—	(1.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.7)	(1.4)	—	(2.1)
Net Current Period Other Comprehensive Loss	—	(0.7)	(1.4)	(3.5)	(5.6)
Balance in AOCI as of December 31, 2016	$—	$2.9	$16.0	$(27.3)	$(8.4)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0
Change in Fair Value Recognized in AOCI	—	—	—	(5.7)	(5.7)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(0.4)	—	—	(0.4)
Amortization of Prior Service Cost (Credit)	—	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains)/Losses	—	—	2.3	—	2.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(0.4)	(2.8)	—	(3.2)
Income Tax (Expense) Credit	—	(0.1)	(1.0)	—	(1.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.3)	(1.8)	—	(2.1)
Net Current Period Other Comprehensive Loss	—	(0.3)	(1.8)	(5.7)	(7.8)
Balance in AOCI as of December 31, 2015	$—	$3.6	$17.4	$(23.8)	$(2.8)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$3.1	$20.5	$(20.8)	$2.9
Change in Fair Value Recognized in AOCI	1.7	—	—	2.7	4.4
Amount of (Gain) Loss Reclassified from AOCI
Purchased Electricity for Resale	(0.5)	—	—	—	(0.5)
Regulatory Assets/(Liabilities), Net (a)	(2.2)	—	—	—	(2.2)
Interest Expense	—	1.2	—	—	1.2
Amortization of Prior Service Cost (Credit)	—	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains)/Losses	—	—	3.1	—	3.1
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.7)	1.2	(2.0)	—	(3.5)
Income Tax (Expense) Credit	(0.9)	0.4	(0.7)	—	(1.2)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.8)	0.8	(1.3)	—	(2.3)
Net Current Period Other Comprehensive Income (Loss)	(0.1)	0.8	(1.3)	2.7	2.1
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$(13.3)	$5.1	$(8.5)	$(16.7)
Change in Fair Value Recognized in AOCI	—	—	—	(0.8)	(0.8)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	2.0	—	—	2.0
Amortization of Prior Service Cost (Credit)	—	—	(0.8)	—	(0.8)
Amortization of Actuarial (Gains)/Losses	—	—	0.8	—	0.8
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	2.0	—	—	2.0
Income Tax (Expense) Credit	—	0.7	—	—	0.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	1.3	—	—	1.3
Net Current Period Other Comprehensive Income (Loss)	—	1.3	—	(0.8)	0.5
Balance in AOCI as of December 31, 2016	$—	$(12.0)	$5.1	$(9.3)	$(16.2)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)
Change in Fair Value Recognized in AOCI	—	—	—	(3.5)	(3.5)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	1.7	—	—	1.7
Amortization of Prior Service Cost (Credit)	—	—	(0.9)	—	(0.9)
Amortization of Actuarial (Gains)/Losses	—	—	0.9	—	0.9
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	1.7	—	—	1.7
Income Tax (Expense) Credit	—	0.6	—	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	1.1	—	—	1.1
Net Current Period Other Comprehensive Income (Loss)	—	1.1	—	(3.5)	(2.4)
Balance in AOCI as of December 31, 2015	$—	$(13.3)	$5.1	$(8.5)	$(16.7)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$(16.0)	$4.9	$(4.5)	$(15.5)
Change in Fair Value Recognized in AOCI	1.1	—	—	(0.5)	0.6
Amount of (Gain) Loss Reclassified from AOCI
Purchased Electricity for Resale	(0.8)	—	—	—	(0.8)
Regulatory Assets/(Liabilities), Net (a)	(1.0)	—	—	—	(1.0)
Interest Expense	—	2.4	—	—	2.4
Amortization of Prior Service Cost (Credit)	—	—	(0.8)	—	(0.8)
Amortization of Actuarial (Gains)/Losses	—	—	1.1	—	1.1
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.8)	2.4	0.3	—	0.9
Income Tax (Expense) Credit	(0.6)	0.8	0.1	—	0.3
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.2)	1.6	0.2	—	0.6
Net Current Period Other Comprehensive Income (Loss)	(0.1)	1.6	0.2	(0.5)	1.2
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$4.3	$4.3
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.9)	(1.9)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.9)	(1.9)
Income Tax (Expense) Credit	—	(0.6)	(0.6)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(1.3)	(1.3)
Net Current Period Other Comprehensive Loss	—	(1.3)	(1.3)
Balance in AOCI as of December 31, 2016	$—	$3.0	$3.0

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(2.0)	—	—	(2.0)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(2.0)	—	—	(2.0)
Income Tax (Expense) Credit	—	(0.7)	—	—	(0.7)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(1.3)	—	—	(1.3)
Net Current Period Other Comprehensive Loss	—	(1.3)	—	—	(1.3)
Balance in AOCI as of December 31, 2015	$—	$4.3	$58.4	$(58.4)	$4.3

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$7.0	$58.4	$(58.4)	$7.1
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Regulatory Assets/(Liabilities), Net (a)	(0.2)	—	—	—	(0.2)
Interest Expense	—	(2.1)	—	—	(2.1)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.2)	(2.1)	—	—	(2.3)
Income Tax (Expense) Credit	(0.1)	(0.7)	—	—	(0.8)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.1)	(1.4)	—	—	(1.5)
Net Current Period Other Comprehensive Loss	(0.1)	(1.4)	—	—	(1.5)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$4.2	$4.2
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.2)	(1.2)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.2)	(1.2)
Income Tax (Expense) Credit	—	(0.4)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Loss	—	(0.8)	(0.8)
Balance in AOCI as of December 31, 2016	$—	$3.4	$3.4

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.2)	(1.2)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.2)	(1.2)
Income Tax (Expense) Credit	—	(0.4)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Loss	—	(0.8)	(0.8)
Balance in AOCI as of December 31, 2015	$—	$4.2	$4.2

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$5.7	$5.8
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Regulatory Assets/(Liabilities), Net (a)	(0.1)	—	(0.1)
Interest Expense	—	(1.1)	(1.1)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.1)	(1.1)	(1.2)
Income Tax (Expense) Credit	—	(0.4)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.1)	(0.7)	(0.8)
Net Current Period Other Comprehensive Loss	(0.1)	(0.7)	(0.8)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$(9.1)	$2.6	$(2.9)	$(9.4)
Change in Fair Value Recognized in AOCI	—	—	—	(1.0)	(1.0)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	2.7	—	—	2.7
Amortization of Prior Service Cost (Credit)	—	—	(1.8)	—	(1.8)
Amortization of Actuarial (Gains)/Losses	—	—	0.7	—	0.7
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	2.7	(1.1)	—	1.6
Income Tax (Expense) Credit	—	1.0	(0.4)	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	1.7	(0.7)	—	1.0
Net Current Period Other Comprehensive Income (Loss)	—	1.7	(0.7)	(1.0)	—
Balance in AOCI as of December 31, 2016	$—	$(7.4)	$1.9	$(3.9)	$(9.4)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)
Change in Fair Value Recognized in AOCI	—	—	—	(2.9)	(2.9)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	3.1	—	—	3.1
Amortization of Prior Service Cost (Credit)	—	—	(1.9)	—	(1.9)
Amortization of Actuarial (Gains)/Losses	—	—	0.4	—	0.4
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	3.1	(1.5)	—	1.6
Income Tax (Expense) Credit	—	1.1	(0.5)	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	2.0	(1.0)	—	1.0
Net Current Period Other Comprehensive Income (Loss)	—	2.0	(1.0)	(2.9)	(1.9)
Balance in AOCI as of December 31, 2015	$—	$(9.1)	$2.6	$(2.9)	$(9.4)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$—	$(13.3)	$4.5	$0.3	$(8.5)
Change in Fair Value Recognized in AOCI	—	—	—	(0.3)	(0.3)
Amount of (Gain) Loss Reclassified from AOCI
Regulatory Assets/(Liabilities), Net (a)	(0.1)	—	—	—	(0.1)
Interest Expense	—	3.5	—	—	3.5
Amortization of Prior Service Cost (Credit)	—	—	(1.9)	—	(1.9)
Amortization of Actuarial (Gains)/Losses	—	—	0.5	—	0.5
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.1)	3.5	(1.4)	—	2.0
Income Tax (Expense) Credit	(0.1)	1.3	(0.5)	—	0.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	2.2	(0.9)	—	1.3
Net Current Period Other Comprehensive Income (Loss)	—	2.2	(0.9)	(0.3)	1.0
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Appalachian Power Co [Member]
Comprehensive Income
COMPREHENSIVE INCOME

The disclosures in this note apply to all Registrants unless indicated otherwise.

Presentation of Comprehensive Income

The following tables provide the components of changes in AOCI and details of reclassifications from AOCI for the years ended December 31, 2016, 2015 and 2014.  The amortization of pension and OPEB AOCI components are included in the computation of net periodic pension and OPEB costs. See Note 8 for additional details.

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$(5.2)	$(17.2)	$7.1	$139.9	$(251.7)	$(127.1)
Change in Fair Value Recognized in AOCI	(14.6)	—	1.3	—	(14.7)	(28.0)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	(21.4)	—	—	—	—	(21.4)
Purchased Electricity for Resale	16.4	—	—	—	—	16.4
Interest Expense	—	2.4	—	—	—	2.4
Amortization of Prior Service Cost (Credit)	—	—	—	(19.4)	—	(19.4)
Amortization of Actuarial (Gains)/Losses	—	—	—	20.3	—	20.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(5.0)	2.4	—	0.9	—	(1.7)
Income Tax (Expense) Credit	(1.7)	0.9	—	0.3	—	(0.5)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(3.3)	1.5	—	0.6	—	(1.2)
Net Current Period Other Comprehensive Income (Loss)	(17.9)	1.5	1.3	0.6	(14.7)	(29.2)
Balance in AOCI as of December 31, 2016	$(23.1)	$(15.7)	$8.4	$140.5	$(266.4)	$(156.3)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)
Change in Fair Value Recognized in AOCI	5.6	—	(0.6)	—	(25.7)	(20.7)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	(48.1)	—	—	—	—	(48.1)
Purchased Electricity for Resale	29.1	—	—	—	—	29.1
Interest Expense	—	2.9	—	—	—	2.9
Amortization of Prior Service Cost (Credit)	—	—	—	(19.5)	—	(19.5)
Amortization of Actuarial (Gains)/Losses	—	—	—	21.3	—	21.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(19.0)	2.9	—	1.8	—	(14.3)
Income Tax (Expense) Credit	(6.6)	1.0	—	0.6	—	(5.0)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(12.4)	1.9	—	1.2	—	(9.3)
Net Current Period Other Comprehensive Income (Loss)	(6.8)	1.9	(0.6)	1.2	(25.7)	(30.0)
Balance in AOCI as of Pension and OPEB Adjustment Related to Mitchell Plant	—	—	—	—	6.0	6.0
Balance in AOCI as of December 31, 2015	$(5.2)	$(17.2)	$7.1	$139.9	$(251.7)	$(127.1)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.2	$(23.0)	$6.8	$133.9	$(233.1)	$(115.2)
Change in Fair Value Recognized in AOCI	(9.8)	—	0.9	—	1.1	(7.8)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	59.1	—	—	—	—	59.1
Purchased Electricity for Resale	(39.1)	—	—	—	—	(39.1)
Regulatory Assets/(Liabilities), Net (a)	(2.8)	—	—	—	—	(2.8)
Interest Expense	—	6.1	—	—	—	6.1
Amortization of Prior Service Cost (Credit)	—	—	—	(20.6)	—	(20.6)
Amortization of Actuarial (Gains)/Losses	—	—	—	28.0	—	28.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	17.2	6.1	—	7.4	—	30.7
Income Tax (Expense) Credit	6.0	2.2	—	2.6	—	10.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	11.2	3.9	—	4.8	—	19.9
Net Current Period Other Comprehensive Income	1.4	3.9	0.9	4.8	1.1	12.1
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$3.6	$17.4	$(23.8)	$(2.8)
Change in Fair Value Recognized in AOCI	—	—	—	(3.5)	(3.5)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.1)	—	—	(1.1)
Amortization of Prior Service Cost (Credit)	—	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains)/Losses	—	—	3.0	—	3.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.1)	(2.1)	—	(3.2)
Income Tax (Expense) Credit	—	(0.4)	(0.7)	—	(1.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.7)	(1.4)	—	(2.1)
Net Current Period Other Comprehensive Loss	—	(0.7)	(1.4)	(3.5)	(5.6)
Balance in AOCI as of December 31, 2016	$—	$2.9	$16.0	$(27.3)	$(8.4)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0
Change in Fair Value Recognized in AOCI	—	—	—	(5.7)	(5.7)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(0.4)	—	—	(0.4)
Amortization of Prior Service Cost (Credit)	—	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains)/Losses	—	—	2.3	—	2.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(0.4)	(2.8)	—	(3.2)
Income Tax (Expense) Credit	—	(0.1)	(1.0)	—	(1.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.3)	(1.8)	—	(2.1)
Net Current Period Other Comprehensive Loss	—	(0.3)	(1.8)	(5.7)	(7.8)
Balance in AOCI as of December 31, 2015	$—	$3.6	$17.4	$(23.8)	$(2.8)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$3.1	$20.5	$(20.8)	$2.9
Change in Fair Value Recognized in AOCI	1.7	—	—	2.7	4.4
Amount of (Gain) Loss Reclassified from AOCI
Purchased Electricity for Resale	(0.5)	—	—	—	(0.5)
Regulatory Assets/(Liabilities), Net (a)	(2.2)	—	—	—	(2.2)
Interest Expense	—	1.2	—	—	1.2
Amortization of Prior Service Cost (Credit)	—	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains)/Losses	—	—	3.1	—	3.1
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.7)	1.2	(2.0)	—	(3.5)
Income Tax (Expense) Credit	(0.9)	0.4	(0.7)	—	(1.2)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.8)	0.8	(1.3)	—	(2.3)
Net Current Period Other Comprehensive Income (Loss)	(0.1)	0.8	(1.3)	2.7	2.1
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$(13.3)	$5.1	$(8.5)	$(16.7)
Change in Fair Value Recognized in AOCI	—	—	—	(0.8)	(0.8)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	2.0	—	—	2.0
Amortization of Prior Service Cost (Credit)	—	—	(0.8)	—	(0.8)
Amortization of Actuarial (Gains)/Losses	—	—	0.8	—	0.8
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	2.0	—	—	2.0
Income Tax (Expense) Credit	—	0.7	—	—	0.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	1.3	—	—	1.3
Net Current Period Other Comprehensive Income (Loss)	—	1.3	—	(0.8)	0.5
Balance in AOCI as of December 31, 2016	$—	$(12.0)	$5.1	$(9.3)	$(16.2)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)
Change in Fair Value Recognized in AOCI	—	—	—	(3.5)	(3.5)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	1.7	—	—	1.7
Amortization of Prior Service Cost (Credit)	—	—	(0.9)	—	(0.9)
Amortization of Actuarial (Gains)/Losses	—	—	0.9	—	0.9
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	1.7	—	—	1.7
Income Tax (Expense) Credit	—	0.6	—	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	1.1	—	—	1.1
Net Current Period Other Comprehensive Income (Loss)	—	1.1	—	(3.5)	(2.4)
Balance in AOCI as of December 31, 2015	$—	$(13.3)	$5.1	$(8.5)	$(16.7)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$(16.0)	$4.9	$(4.5)	$(15.5)
Change in Fair Value Recognized in AOCI	1.1	—	—	(0.5)	0.6
Amount of (Gain) Loss Reclassified from AOCI
Purchased Electricity for Resale	(0.8)	—	—	—	(0.8)
Regulatory Assets/(Liabilities), Net (a)	(1.0)	—	—	—	(1.0)
Interest Expense	—	2.4	—	—	2.4
Amortization of Prior Service Cost (Credit)	—	—	(0.8)	—	(0.8)
Amortization of Actuarial (Gains)/Losses	—	—	1.1	—	1.1
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.8)	2.4	0.3	—	0.9
Income Tax (Expense) Credit	(0.6)	0.8	0.1	—	0.3
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.2)	1.6	0.2	—	0.6
Net Current Period Other Comprehensive Income (Loss)	(0.1)	1.6	0.2	(0.5)	1.2
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$4.3	$4.3
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.9)	(1.9)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.9)	(1.9)
Income Tax (Expense) Credit	—	(0.6)	(0.6)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(1.3)	(1.3)
Net Current Period Other Comprehensive Loss	—	(1.3)	(1.3)
Balance in AOCI as of December 31, 2016	$—	$3.0	$3.0

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(2.0)	—	—	(2.0)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(2.0)	—	—	(2.0)
Income Tax (Expense) Credit	—	(0.7)	—	—	(0.7)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(1.3)	—	—	(1.3)
Net Current Period Other Comprehensive Loss	—	(1.3)	—	—	(1.3)
Balance in AOCI as of December 31, 2015	$—	$4.3	$58.4	$(58.4)	$4.3

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$7.0	$58.4	$(58.4)	$7.1
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Regulatory Assets/(Liabilities), Net (a)	(0.2)	—	—	—	(0.2)
Interest Expense	—	(2.1)	—	—	(2.1)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.2)	(2.1)	—	—	(2.3)
Income Tax (Expense) Credit	(0.1)	(0.7)	—	—	(0.8)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.1)	(1.4)	—	—	(1.5)
Net Current Period Other Comprehensive Loss	(0.1)	(1.4)	—	—	(1.5)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$4.2	$4.2
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.2)	(1.2)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.2)	(1.2)
Income Tax (Expense) Credit	—	(0.4)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Loss	—	(0.8)	(0.8)
Balance in AOCI as of December 31, 2016	$—	$3.4	$3.4

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.2)	(1.2)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.2)	(1.2)
Income Tax (Expense) Credit	—	(0.4)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Loss	—	(0.8)	(0.8)
Balance in AOCI as of December 31, 2015	$—	$4.2	$4.2

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$5.7	$5.8
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Regulatory Assets/(Liabilities), Net (a)	(0.1)	—	(0.1)
Interest Expense	—	(1.1)	(1.1)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.1)	(1.1)	(1.2)
Income Tax (Expense) Credit	—	(0.4)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.1)	(0.7)	(0.8)
Net Current Period Other Comprehensive Loss	(0.1)	(0.7)	(0.8)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$(9.1)	$2.6	$(2.9)	$(9.4)
Change in Fair Value Recognized in AOCI	—	—	—	(1.0)	(1.0)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	2.7	—	—	2.7
Amortization of Prior Service Cost (Credit)	—	—	(1.8)	—	(1.8)
Amortization of Actuarial (Gains)/Losses	—	—	0.7	—	0.7
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	2.7	(1.1)	—	1.6
Income Tax (Expense) Credit	—	1.0	(0.4)	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	1.7	(0.7)	—	1.0
Net Current Period Other Comprehensive Income (Loss)	—	1.7	(0.7)	(1.0)	—
Balance in AOCI as of December 31, 2016	$—	$(7.4)	$1.9	$(3.9)	$(9.4)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)
Change in Fair Value Recognized in AOCI	—	—	—	(2.9)	(2.9)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	3.1	—	—	3.1
Amortization of Prior Service Cost (Credit)	—	—	(1.9)	—	(1.9)
Amortization of Actuarial (Gains)/Losses	—	—	0.4	—	0.4
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	3.1	(1.5)	—	1.6
Income Tax (Expense) Credit	—	1.1	(0.5)	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	2.0	(1.0)	—	1.0
Net Current Period Other Comprehensive Income (Loss)	—	2.0	(1.0)	(2.9)	(1.9)
Balance in AOCI as of December 31, 2015	$—	$(9.1)	$2.6	$(2.9)	$(9.4)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$—	$(13.3)	$4.5	$0.3	$(8.5)
Change in Fair Value Recognized in AOCI	—	—	—	(0.3)	(0.3)
Amount of (Gain) Loss Reclassified from AOCI
Regulatory Assets/(Liabilities), Net (a)	(0.1)	—	—	—	(0.1)
Interest Expense	—	3.5	—	—	3.5
Amortization of Prior Service Cost (Credit)	—	—	(1.9)	—	(1.9)
Amortization of Actuarial (Gains)/Losses	—	—	0.5	—	0.5
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.1)	3.5	(1.4)	—	2.0
Income Tax (Expense) Credit	(0.1)	1.3	(0.5)	—	0.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	2.2	(0.9)	—	1.3
Net Current Period Other Comprehensive Income (Loss)	—	2.2	(0.9)	(0.3)	1.0
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Indiana Michigan Power Co [Member]
Comprehensive Income
COMPREHENSIVE INCOME

The disclosures in this note apply to all Registrants unless indicated otherwise.

Presentation of Comprehensive Income

The following tables provide the components of changes in AOCI and details of reclassifications from AOCI for the years ended December 31, 2016, 2015 and 2014.  The amortization of pension and OPEB AOCI components are included in the computation of net periodic pension and OPEB costs. See Note 8 for additional details.

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$(5.2)	$(17.2)	$7.1	$139.9	$(251.7)	$(127.1)
Change in Fair Value Recognized in AOCI	(14.6)	—	1.3	—	(14.7)	(28.0)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	(21.4)	—	—	—	—	(21.4)
Purchased Electricity for Resale	16.4	—	—	—	—	16.4
Interest Expense	—	2.4	—	—	—	2.4
Amortization of Prior Service Cost (Credit)	—	—	—	(19.4)	—	(19.4)
Amortization of Actuarial (Gains)/Losses	—	—	—	20.3	—	20.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(5.0)	2.4	—	0.9	—	(1.7)
Income Tax (Expense) Credit	(1.7)	0.9	—	0.3	—	(0.5)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(3.3)	1.5	—	0.6	—	(1.2)
Net Current Period Other Comprehensive Income (Loss)	(17.9)	1.5	1.3	0.6	(14.7)	(29.2)
Balance in AOCI as of December 31, 2016	$(23.1)	$(15.7)	$8.4	$140.5	$(266.4)	$(156.3)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)
Change in Fair Value Recognized in AOCI	5.6	—	(0.6)	—	(25.7)	(20.7)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	(48.1)	—	—	—	—	(48.1)
Purchased Electricity for Resale	29.1	—	—	—	—	29.1
Interest Expense	—	2.9	—	—	—	2.9
Amortization of Prior Service Cost (Credit)	—	—	—	(19.5)	—	(19.5)
Amortization of Actuarial (Gains)/Losses	—	—	—	21.3	—	21.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(19.0)	2.9	—	1.8	—	(14.3)
Income Tax (Expense) Credit	(6.6)	1.0	—	0.6	—	(5.0)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(12.4)	1.9	—	1.2	—	(9.3)
Net Current Period Other Comprehensive Income (Loss)	(6.8)	1.9	(0.6)	1.2	(25.7)	(30.0)
Balance in AOCI as of Pension and OPEB Adjustment Related to Mitchell Plant	—	—	—	—	6.0	6.0
Balance in AOCI as of December 31, 2015	$(5.2)	$(17.2)	$7.1	$139.9	$(251.7)	$(127.1)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.2	$(23.0)	$6.8	$133.9	$(233.1)	$(115.2)
Change in Fair Value Recognized in AOCI	(9.8)	—	0.9	—	1.1	(7.8)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	59.1	—	—	—	—	59.1
Purchased Electricity for Resale	(39.1)	—	—	—	—	(39.1)
Regulatory Assets/(Liabilities), Net (a)	(2.8)	—	—	—	—	(2.8)
Interest Expense	—	6.1	—	—	—	6.1
Amortization of Prior Service Cost (Credit)	—	—	—	(20.6)	—	(20.6)
Amortization of Actuarial (Gains)/Losses	—	—	—	28.0	—	28.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	17.2	6.1	—	7.4	—	30.7
Income Tax (Expense) Credit	6.0	2.2	—	2.6	—	10.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	11.2	3.9	—	4.8	—	19.9
Net Current Period Other Comprehensive Income	1.4	3.9	0.9	4.8	1.1	12.1
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$3.6	$17.4	$(23.8)	$(2.8)
Change in Fair Value Recognized in AOCI	—	—	—	(3.5)	(3.5)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.1)	—	—	(1.1)
Amortization of Prior Service Cost (Credit)	—	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains)/Losses	—	—	3.0	—	3.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.1)	(2.1)	—	(3.2)
Income Tax (Expense) Credit	—	(0.4)	(0.7)	—	(1.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.7)	(1.4)	—	(2.1)
Net Current Period Other Comprehensive Loss	—	(0.7)	(1.4)	(3.5)	(5.6)
Balance in AOCI as of December 31, 2016	$—	$2.9	$16.0	$(27.3)	$(8.4)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0
Change in Fair Value Recognized in AOCI	—	—	—	(5.7)	(5.7)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(0.4)	—	—	(0.4)
Amortization of Prior Service Cost (Credit)	—	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains)/Losses	—	—	2.3	—	2.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(0.4)	(2.8)	—	(3.2)
Income Tax (Expense) Credit	—	(0.1)	(1.0)	—	(1.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.3)	(1.8)	—	(2.1)
Net Current Period Other Comprehensive Loss	—	(0.3)	(1.8)	(5.7)	(7.8)
Balance in AOCI as of December 31, 2015	$—	$3.6	$17.4	$(23.8)	$(2.8)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$3.1	$20.5	$(20.8)	$2.9
Change in Fair Value Recognized in AOCI	1.7	—	—	2.7	4.4
Amount of (Gain) Loss Reclassified from AOCI
Purchased Electricity for Resale	(0.5)	—	—	—	(0.5)
Regulatory Assets/(Liabilities), Net (a)	(2.2)	—	—	—	(2.2)
Interest Expense	—	1.2	—	—	1.2
Amortization of Prior Service Cost (Credit)	—	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains)/Losses	—	—	3.1	—	3.1
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.7)	1.2	(2.0)	—	(3.5)
Income Tax (Expense) Credit	(0.9)	0.4	(0.7)	—	(1.2)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.8)	0.8	(1.3)	—	(2.3)
Net Current Period Other Comprehensive Income (Loss)	(0.1)	0.8	(1.3)	2.7	2.1
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$(13.3)	$5.1	$(8.5)	$(16.7)
Change in Fair Value Recognized in AOCI	—	—	—	(0.8)	(0.8)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	2.0	—	—	2.0
Amortization of Prior Service Cost (Credit)	—	—	(0.8)	—	(0.8)
Amortization of Actuarial (Gains)/Losses	—	—	0.8	—	0.8
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	2.0	—	—	2.0
Income Tax (Expense) Credit	—	0.7	—	—	0.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	1.3	—	—	1.3
Net Current Period Other Comprehensive Income (Loss)	—	1.3	—	(0.8)	0.5
Balance in AOCI as of December 31, 2016	$—	$(12.0)	$5.1	$(9.3)	$(16.2)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)
Change in Fair Value Recognized in AOCI	—	—	—	(3.5)	(3.5)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	1.7	—	—	1.7
Amortization of Prior Service Cost (Credit)	—	—	(0.9)	—	(0.9)
Amortization of Actuarial (Gains)/Losses	—	—	0.9	—	0.9
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	1.7	—	—	1.7
Income Tax (Expense) Credit	—	0.6	—	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	1.1	—	—	1.1
Net Current Period Other Comprehensive Income (Loss)	—	1.1	—	(3.5)	(2.4)
Balance in AOCI as of December 31, 2015	$—	$(13.3)	$5.1	$(8.5)	$(16.7)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$(16.0)	$4.9	$(4.5)	$(15.5)
Change in Fair Value Recognized in AOCI	1.1	—	—	(0.5)	0.6
Amount of (Gain) Loss Reclassified from AOCI
Purchased Electricity for Resale	(0.8)	—	—	—	(0.8)
Regulatory Assets/(Liabilities), Net (a)	(1.0)	—	—	—	(1.0)
Interest Expense	—	2.4	—	—	2.4
Amortization of Prior Service Cost (Credit)	—	—	(0.8)	—	(0.8)
Amortization of Actuarial (Gains)/Losses	—	—	1.1	—	1.1
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.8)	2.4	0.3	—	0.9
Income Tax (Expense) Credit	(0.6)	0.8	0.1	—	0.3
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.2)	1.6	0.2	—	0.6
Net Current Period Other Comprehensive Income (Loss)	(0.1)	1.6	0.2	(0.5)	1.2
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$4.3	$4.3
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.9)	(1.9)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.9)	(1.9)
Income Tax (Expense) Credit	—	(0.6)	(0.6)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(1.3)	(1.3)
Net Current Period Other Comprehensive Loss	—	(1.3)	(1.3)
Balance in AOCI as of December 31, 2016	$—	$3.0	$3.0

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(2.0)	—	—	(2.0)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(2.0)	—	—	(2.0)
Income Tax (Expense) Credit	—	(0.7)	—	—	(0.7)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(1.3)	—	—	(1.3)
Net Current Period Other Comprehensive Loss	—	(1.3)	—	—	(1.3)
Balance in AOCI as of December 31, 2015	$—	$4.3	$58.4	$(58.4)	$4.3

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$7.0	$58.4	$(58.4)	$7.1
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Regulatory Assets/(Liabilities), Net (a)	(0.2)	—	—	—	(0.2)
Interest Expense	—	(2.1)	—	—	(2.1)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.2)	(2.1)	—	—	(2.3)
Income Tax (Expense) Credit	(0.1)	(0.7)	—	—	(0.8)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.1)	(1.4)	—	—	(1.5)
Net Current Period Other Comprehensive Loss	(0.1)	(1.4)	—	—	(1.5)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$4.2	$4.2
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.2)	(1.2)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.2)	(1.2)
Income Tax (Expense) Credit	—	(0.4)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Loss	—	(0.8)	(0.8)
Balance in AOCI as of December 31, 2016	$—	$3.4	$3.4

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.2)	(1.2)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.2)	(1.2)
Income Tax (Expense) Credit	—	(0.4)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Loss	—	(0.8)	(0.8)
Balance in AOCI as of December 31, 2015	$—	$4.2	$4.2

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$5.7	$5.8
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Regulatory Assets/(Liabilities), Net (a)	(0.1)	—	(0.1)
Interest Expense	—	(1.1)	(1.1)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.1)	(1.1)	(1.2)
Income Tax (Expense) Credit	—	(0.4)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.1)	(0.7)	(0.8)
Net Current Period Other Comprehensive Loss	(0.1)	(0.7)	(0.8)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$(9.1)	$2.6	$(2.9)	$(9.4)
Change in Fair Value Recognized in AOCI	—	—	—	(1.0)	(1.0)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	2.7	—	—	2.7
Amortization of Prior Service Cost (Credit)	—	—	(1.8)	—	(1.8)
Amortization of Actuarial (Gains)/Losses	—	—	0.7	—	0.7
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	2.7	(1.1)	—	1.6
Income Tax (Expense) Credit	—	1.0	(0.4)	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	1.7	(0.7)	—	1.0
Net Current Period Other Comprehensive Income (Loss)	—	1.7	(0.7)	(1.0)	—
Balance in AOCI as of December 31, 2016	$—	$(7.4)	$1.9	$(3.9)	$(9.4)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)
Change in Fair Value Recognized in AOCI	—	—	—	(2.9)	(2.9)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	3.1	—	—	3.1
Amortization of Prior Service Cost (Credit)	—	—	(1.9)	—	(1.9)
Amortization of Actuarial (Gains)/Losses	—	—	0.4	—	0.4
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	3.1	(1.5)	—	1.6
Income Tax (Expense) Credit	—	1.1	(0.5)	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	2.0	(1.0)	—	1.0
Net Current Period Other Comprehensive Income (Loss)	—	2.0	(1.0)	(2.9)	(1.9)
Balance in AOCI as of December 31, 2015	$—	$(9.1)	$2.6	$(2.9)	$(9.4)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$—	$(13.3)	$4.5	$0.3	$(8.5)
Change in Fair Value Recognized in AOCI	—	—	—	(0.3)	(0.3)
Amount of (Gain) Loss Reclassified from AOCI
Regulatory Assets/(Liabilities), Net (a)	(0.1)	—	—	—	(0.1)
Interest Expense	—	3.5	—	—	3.5
Amortization of Prior Service Cost (Credit)	—	—	(1.9)	—	(1.9)
Amortization of Actuarial (Gains)/Losses	—	—	0.5	—	0.5
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.1)	3.5	(1.4)	—	2.0
Income Tax (Expense) Credit	(0.1)	1.3	(0.5)	—	0.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	2.2	(0.9)	—	1.3
Net Current Period Other Comprehensive Income (Loss)	—	2.2	(0.9)	(0.3)	1.0
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Ohio Power Co [Member]
Comprehensive Income
COMPREHENSIVE INCOME

The disclosures in this note apply to all Registrants unless indicated otherwise.

Presentation of Comprehensive Income

The following tables provide the components of changes in AOCI and details of reclassifications from AOCI for the years ended December 31, 2016, 2015 and 2014.  The amortization of pension and OPEB AOCI components are included in the computation of net periodic pension and OPEB costs. See Note 8 for additional details.

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$(5.2)	$(17.2)	$7.1	$139.9	$(251.7)	$(127.1)
Change in Fair Value Recognized in AOCI	(14.6)	—	1.3	—	(14.7)	(28.0)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	(21.4)	—	—	—	—	(21.4)
Purchased Electricity for Resale	16.4	—	—	—	—	16.4
Interest Expense	—	2.4	—	—	—	2.4
Amortization of Prior Service Cost (Credit)	—	—	—	(19.4)	—	(19.4)
Amortization of Actuarial (Gains)/Losses	—	—	—	20.3	—	20.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(5.0)	2.4	—	0.9	—	(1.7)
Income Tax (Expense) Credit	(1.7)	0.9	—	0.3	—	(0.5)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(3.3)	1.5	—	0.6	—	(1.2)
Net Current Period Other Comprehensive Income (Loss)	(17.9)	1.5	1.3	0.6	(14.7)	(29.2)
Balance in AOCI as of December 31, 2016	$(23.1)	$(15.7)	$8.4	$140.5	$(266.4)	$(156.3)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)
Change in Fair Value Recognized in AOCI	5.6	—	(0.6)	—	(25.7)	(20.7)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	(48.1)	—	—	—	—	(48.1)
Purchased Electricity for Resale	29.1	—	—	—	—	29.1
Interest Expense	—	2.9	—	—	—	2.9
Amortization of Prior Service Cost (Credit)	—	—	—	(19.5)	—	(19.5)
Amortization of Actuarial (Gains)/Losses	—	—	—	21.3	—	21.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(19.0)	2.9	—	1.8	—	(14.3)
Income Tax (Expense) Credit	(6.6)	1.0	—	0.6	—	(5.0)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(12.4)	1.9	—	1.2	—	(9.3)
Net Current Period Other Comprehensive Income (Loss)	(6.8)	1.9	(0.6)	1.2	(25.7)	(30.0)
Balance in AOCI as of Pension and OPEB Adjustment Related to Mitchell Plant	—	—	—	—	6.0	6.0
Balance in AOCI as of December 31, 2015	$(5.2)	$(17.2)	$7.1	$139.9	$(251.7)	$(127.1)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.2	$(23.0)	$6.8	$133.9	$(233.1)	$(115.2)
Change in Fair Value Recognized in AOCI	(9.8)	—	0.9	—	1.1	(7.8)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	59.1	—	—	—	—	59.1
Purchased Electricity for Resale	(39.1)	—	—	—	—	(39.1)
Regulatory Assets/(Liabilities), Net (a)	(2.8)	—	—	—	—	(2.8)
Interest Expense	—	6.1	—	—	—	6.1
Amortization of Prior Service Cost (Credit)	—	—	—	(20.6)	—	(20.6)
Amortization of Actuarial (Gains)/Losses	—	—	—	28.0	—	28.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	17.2	6.1	—	7.4	—	30.7
Income Tax (Expense) Credit	6.0	2.2	—	2.6	—	10.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	11.2	3.9	—	4.8	—	19.9
Net Current Period Other Comprehensive Income	1.4	3.9	0.9	4.8	1.1	12.1
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$3.6	$17.4	$(23.8)	$(2.8)
Change in Fair Value Recognized in AOCI	—	—	—	(3.5)	(3.5)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.1)	—	—	(1.1)
Amortization of Prior Service Cost (Credit)	—	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains)/Losses	—	—	3.0	—	3.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.1)	(2.1)	—	(3.2)
Income Tax (Expense) Credit	—	(0.4)	(0.7)	—	(1.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.7)	(1.4)	—	(2.1)
Net Current Period Other Comprehensive Loss	—	(0.7)	(1.4)	(3.5)	(5.6)
Balance in AOCI as of December 31, 2016	$—	$2.9	$16.0	$(27.3)	$(8.4)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0
Change in Fair Value Recognized in AOCI	—	—	—	(5.7)	(5.7)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(0.4)	—	—	(0.4)
Amortization of Prior Service Cost (Credit)	—	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains)/Losses	—	—	2.3	—	2.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(0.4)	(2.8)	—	(3.2)
Income Tax (Expense) Credit	—	(0.1)	(1.0)	—	(1.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.3)	(1.8)	—	(2.1)
Net Current Period Other Comprehensive Loss	—	(0.3)	(1.8)	(5.7)	(7.8)
Balance in AOCI as of December 31, 2015	$—	$3.6	$17.4	$(23.8)	$(2.8)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$3.1	$20.5	$(20.8)	$2.9
Change in Fair Value Recognized in AOCI	1.7	—	—	2.7	4.4
Amount of (Gain) Loss Reclassified from AOCI
Purchased Electricity for Resale	(0.5)	—	—	—	(0.5)
Regulatory Assets/(Liabilities), Net (a)	(2.2)	—	—	—	(2.2)
Interest Expense	—	1.2	—	—	1.2
Amortization of Prior Service Cost (Credit)	—	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains)/Losses	—	—	3.1	—	3.1
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.7)	1.2	(2.0)	—	(3.5)
Income Tax (Expense) Credit	(0.9)	0.4	(0.7)	—	(1.2)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.8)	0.8	(1.3)	—	(2.3)
Net Current Period Other Comprehensive Income (Loss)	(0.1)	0.8	(1.3)	2.7	2.1
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$(13.3)	$5.1	$(8.5)	$(16.7)
Change in Fair Value Recognized in AOCI	—	—	—	(0.8)	(0.8)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	2.0	—	—	2.0
Amortization of Prior Service Cost (Credit)	—	—	(0.8)	—	(0.8)
Amortization of Actuarial (Gains)/Losses	—	—	0.8	—	0.8
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	2.0	—	—	2.0
Income Tax (Expense) Credit	—	0.7	—	—	0.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	1.3	—	—	1.3
Net Current Period Other Comprehensive Income (Loss)	—	1.3	—	(0.8)	0.5
Balance in AOCI as of December 31, 2016	$—	$(12.0)	$5.1	$(9.3)	$(16.2)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)
Change in Fair Value Recognized in AOCI	—	—	—	(3.5)	(3.5)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	1.7	—	—	1.7
Amortization of Prior Service Cost (Credit)	—	—	(0.9)	—	(0.9)
Amortization of Actuarial (Gains)/Losses	—	—	0.9	—	0.9
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	1.7	—	—	1.7
Income Tax (Expense) Credit	—	0.6	—	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	1.1	—	—	1.1
Net Current Period Other Comprehensive Income (Loss)	—	1.1	—	(3.5)	(2.4)
Balance in AOCI as of December 31, 2015	$—	$(13.3)	$5.1	$(8.5)	$(16.7)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$(16.0)	$4.9	$(4.5)	$(15.5)
Change in Fair Value Recognized in AOCI	1.1	—	—	(0.5)	0.6
Amount of (Gain) Loss Reclassified from AOCI
Purchased Electricity for Resale	(0.8)	—	—	—	(0.8)
Regulatory Assets/(Liabilities), Net (a)	(1.0)	—	—	—	(1.0)
Interest Expense	—	2.4	—	—	2.4
Amortization of Prior Service Cost (Credit)	—	—	(0.8)	—	(0.8)
Amortization of Actuarial (Gains)/Losses	—	—	1.1	—	1.1
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.8)	2.4	0.3	—	0.9
Income Tax (Expense) Credit	(0.6)	0.8	0.1	—	0.3
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.2)	1.6	0.2	—	0.6
Net Current Period Other Comprehensive Income (Loss)	(0.1)	1.6	0.2	(0.5)	1.2
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$4.3	$4.3
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.9)	(1.9)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.9)	(1.9)
Income Tax (Expense) Credit	—	(0.6)	(0.6)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(1.3)	(1.3)
Net Current Period Other Comprehensive Loss	—	(1.3)	(1.3)
Balance in AOCI as of December 31, 2016	$—	$3.0	$3.0

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(2.0)	—	—	(2.0)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(2.0)	—	—	(2.0)
Income Tax (Expense) Credit	—	(0.7)	—	—	(0.7)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(1.3)	—	—	(1.3)
Net Current Period Other Comprehensive Loss	—	(1.3)	—	—	(1.3)
Balance in AOCI as of December 31, 2015	$—	$4.3	$58.4	$(58.4)	$4.3

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$7.0	$58.4	$(58.4)	$7.1
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Regulatory Assets/(Liabilities), Net (a)	(0.2)	—	—	—	(0.2)
Interest Expense	—	(2.1)	—	—	(2.1)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.2)	(2.1)	—	—	(2.3)
Income Tax (Expense) Credit	(0.1)	(0.7)	—	—	(0.8)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.1)	(1.4)	—	—	(1.5)
Net Current Period Other Comprehensive Loss	(0.1)	(1.4)	—	—	(1.5)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$4.2	$4.2
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.2)	(1.2)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.2)	(1.2)
Income Tax (Expense) Credit	—	(0.4)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Loss	—	(0.8)	(0.8)
Balance in AOCI as of December 31, 2016	$—	$3.4	$3.4

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.2)	(1.2)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.2)	(1.2)
Income Tax (Expense) Credit	—	(0.4)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Loss	—	(0.8)	(0.8)
Balance in AOCI as of December 31, 2015	$—	$4.2	$4.2

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$5.7	$5.8
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Regulatory Assets/(Liabilities), Net (a)	(0.1)	—	(0.1)
Interest Expense	—	(1.1)	(1.1)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.1)	(1.1)	(1.2)
Income Tax (Expense) Credit	—	(0.4)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.1)	(0.7)	(0.8)
Net Current Period Other Comprehensive Loss	(0.1)	(0.7)	(0.8)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$(9.1)	$2.6	$(2.9)	$(9.4)
Change in Fair Value Recognized in AOCI	—	—	—	(1.0)	(1.0)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	2.7	—	—	2.7
Amortization of Prior Service Cost (Credit)	—	—	(1.8)	—	(1.8)
Amortization of Actuarial (Gains)/Losses	—	—	0.7	—	0.7
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	2.7	(1.1)	—	1.6
Income Tax (Expense) Credit	—	1.0	(0.4)	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	1.7	(0.7)	—	1.0
Net Current Period Other Comprehensive Income (Loss)	—	1.7	(0.7)	(1.0)	—
Balance in AOCI as of December 31, 2016	$—	$(7.4)	$1.9	$(3.9)	$(9.4)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)
Change in Fair Value Recognized in AOCI	—	—	—	(2.9)	(2.9)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	3.1	—	—	3.1
Amortization of Prior Service Cost (Credit)	—	—	(1.9)	—	(1.9)
Amortization of Actuarial (Gains)/Losses	—	—	0.4	—	0.4
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	3.1	(1.5)	—	1.6
Income Tax (Expense) Credit	—	1.1	(0.5)	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	2.0	(1.0)	—	1.0
Net Current Period Other Comprehensive Income (Loss)	—	2.0	(1.0)	(2.9)	(1.9)
Balance in AOCI as of December 31, 2015	$—	$(9.1)	$2.6	$(2.9)	$(9.4)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$—	$(13.3)	$4.5	$0.3	$(8.5)
Change in Fair Value Recognized in AOCI	—	—	—	(0.3)	(0.3)
Amount of (Gain) Loss Reclassified from AOCI
Regulatory Assets/(Liabilities), Net (a)	(0.1)	—	—	—	(0.1)
Interest Expense	—	3.5	—	—	3.5
Amortization of Prior Service Cost (Credit)	—	—	(1.9)	—	(1.9)
Amortization of Actuarial (Gains)/Losses	—	—	0.5	—	0.5
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.1)	3.5	(1.4)	—	2.0
Income Tax (Expense) Credit	(0.1)	1.3	(0.5)	—	0.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	2.2	(0.9)	—	1.3
Net Current Period Other Comprehensive Income (Loss)	—	2.2	(0.9)	(0.3)	1.0
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Public Service Co Of Oklahoma [Member]
Comprehensive Income
COMPREHENSIVE INCOME

The disclosures in this note apply to all Registrants unless indicated otherwise.

Presentation of Comprehensive Income

The following tables provide the components of changes in AOCI and details of reclassifications from AOCI for the years ended December 31, 2016, 2015 and 2014.  The amortization of pension and OPEB AOCI components are included in the computation of net periodic pension and OPEB costs. See Note 8 for additional details.

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$(5.2)	$(17.2)	$7.1	$139.9	$(251.7)	$(127.1)
Change in Fair Value Recognized in AOCI	(14.6)	—	1.3	—	(14.7)	(28.0)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	(21.4)	—	—	—	—	(21.4)
Purchased Electricity for Resale	16.4	—	—	—	—	16.4
Interest Expense	—	2.4	—	—	—	2.4
Amortization of Prior Service Cost (Credit)	—	—	—	(19.4)	—	(19.4)
Amortization of Actuarial (Gains)/Losses	—	—	—	20.3	—	20.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(5.0)	2.4	—	0.9	—	(1.7)
Income Tax (Expense) Credit	(1.7)	0.9	—	0.3	—	(0.5)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(3.3)	1.5	—	0.6	—	(1.2)
Net Current Period Other Comprehensive Income (Loss)	(17.9)	1.5	1.3	0.6	(14.7)	(29.2)
Balance in AOCI as of December 31, 2016	$(23.1)	$(15.7)	$8.4	$140.5	$(266.4)	$(156.3)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)
Change in Fair Value Recognized in AOCI	5.6	—	(0.6)	—	(25.7)	(20.7)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	(48.1)	—	—	—	—	(48.1)
Purchased Electricity for Resale	29.1	—	—	—	—	29.1
Interest Expense	—	2.9	—	—	—	2.9
Amortization of Prior Service Cost (Credit)	—	—	—	(19.5)	—	(19.5)
Amortization of Actuarial (Gains)/Losses	—	—	—	21.3	—	21.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(19.0)	2.9	—	1.8	—	(14.3)
Income Tax (Expense) Credit	(6.6)	1.0	—	0.6	—	(5.0)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(12.4)	1.9	—	1.2	—	(9.3)
Net Current Period Other Comprehensive Income (Loss)	(6.8)	1.9	(0.6)	1.2	(25.7)	(30.0)
Balance in AOCI as of Pension and OPEB Adjustment Related to Mitchell Plant	—	—	—	—	6.0	6.0
Balance in AOCI as of December 31, 2015	$(5.2)	$(17.2)	$7.1	$139.9	$(251.7)	$(127.1)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.2	$(23.0)	$6.8	$133.9	$(233.1)	$(115.2)
Change in Fair Value Recognized in AOCI	(9.8)	—	0.9	—	1.1	(7.8)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	59.1	—	—	—	—	59.1
Purchased Electricity for Resale	(39.1)	—	—	—	—	(39.1)
Regulatory Assets/(Liabilities), Net (a)	(2.8)	—	—	—	—	(2.8)
Interest Expense	—	6.1	—	—	—	6.1
Amortization of Prior Service Cost (Credit)	—	—	—	(20.6)	—	(20.6)
Amortization of Actuarial (Gains)/Losses	—	—	—	28.0	—	28.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	17.2	6.1	—	7.4	—	30.7
Income Tax (Expense) Credit	6.0	2.2	—	2.6	—	10.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	11.2	3.9	—	4.8	—	19.9
Net Current Period Other Comprehensive Income	1.4	3.9	0.9	4.8	1.1	12.1
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$3.6	$17.4	$(23.8)	$(2.8)
Change in Fair Value Recognized in AOCI	—	—	—	(3.5)	(3.5)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.1)	—	—	(1.1)
Amortization of Prior Service Cost (Credit)	—	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains)/Losses	—	—	3.0	—	3.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.1)	(2.1)	—	(3.2)
Income Tax (Expense) Credit	—	(0.4)	(0.7)	—	(1.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.7)	(1.4)	—	(2.1)
Net Current Period Other Comprehensive Loss	—	(0.7)	(1.4)	(3.5)	(5.6)
Balance in AOCI as of December 31, 2016	$—	$2.9	$16.0	$(27.3)	$(8.4)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0
Change in Fair Value Recognized in AOCI	—	—	—	(5.7)	(5.7)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(0.4)	—	—	(0.4)
Amortization of Prior Service Cost (Credit)	—	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains)/Losses	—	—	2.3	—	2.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(0.4)	(2.8)	—	(3.2)
Income Tax (Expense) Credit	—	(0.1)	(1.0)	—	(1.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.3)	(1.8)	—	(2.1)
Net Current Period Other Comprehensive Loss	—	(0.3)	(1.8)	(5.7)	(7.8)
Balance in AOCI as of December 31, 2015	$—	$3.6	$17.4	$(23.8)	$(2.8)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$3.1	$20.5	$(20.8)	$2.9
Change in Fair Value Recognized in AOCI	1.7	—	—	2.7	4.4
Amount of (Gain) Loss Reclassified from AOCI
Purchased Electricity for Resale	(0.5)	—	—	—	(0.5)
Regulatory Assets/(Liabilities), Net (a)	(2.2)	—	—	—	(2.2)
Interest Expense	—	1.2	—	—	1.2
Amortization of Prior Service Cost (Credit)	—	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains)/Losses	—	—	3.1	—	3.1
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.7)	1.2	(2.0)	—	(3.5)
Income Tax (Expense) Credit	(0.9)	0.4	(0.7)	—	(1.2)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.8)	0.8	(1.3)	—	(2.3)
Net Current Period Other Comprehensive Income (Loss)	(0.1)	0.8	(1.3)	2.7	2.1
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$(13.3)	$5.1	$(8.5)	$(16.7)
Change in Fair Value Recognized in AOCI	—	—	—	(0.8)	(0.8)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	2.0	—	—	2.0
Amortization of Prior Service Cost (Credit)	—	—	(0.8)	—	(0.8)
Amortization of Actuarial (Gains)/Losses	—	—	0.8	—	0.8
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	2.0	—	—	2.0
Income Tax (Expense) Credit	—	0.7	—	—	0.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	1.3	—	—	1.3
Net Current Period Other Comprehensive Income (Loss)	—	1.3	—	(0.8)	0.5
Balance in AOCI as of December 31, 2016	$—	$(12.0)	$5.1	$(9.3)	$(16.2)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)
Change in Fair Value Recognized in AOCI	—	—	—	(3.5)	(3.5)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	1.7	—	—	1.7
Amortization of Prior Service Cost (Credit)	—	—	(0.9)	—	(0.9)
Amortization of Actuarial (Gains)/Losses	—	—	0.9	—	0.9
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	1.7	—	—	1.7
Income Tax (Expense) Credit	—	0.6	—	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	1.1	—	—	1.1
Net Current Period Other Comprehensive Income (Loss)	—	1.1	—	(3.5)	(2.4)
Balance in AOCI as of December 31, 2015	$—	$(13.3)	$5.1	$(8.5)	$(16.7)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$(16.0)	$4.9	$(4.5)	$(15.5)
Change in Fair Value Recognized in AOCI	1.1	—	—	(0.5)	0.6
Amount of (Gain) Loss Reclassified from AOCI
Purchased Electricity for Resale	(0.8)	—	—	—	(0.8)
Regulatory Assets/(Liabilities), Net (a)	(1.0)	—	—	—	(1.0)
Interest Expense	—	2.4	—	—	2.4
Amortization of Prior Service Cost (Credit)	—	—	(0.8)	—	(0.8)
Amortization of Actuarial (Gains)/Losses	—	—	1.1	—	1.1
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.8)	2.4	0.3	—	0.9
Income Tax (Expense) Credit	(0.6)	0.8	0.1	—	0.3
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.2)	1.6	0.2	—	0.6
Net Current Period Other Comprehensive Income (Loss)	(0.1)	1.6	0.2	(0.5)	1.2
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$4.3	$4.3
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.9)	(1.9)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.9)	(1.9)
Income Tax (Expense) Credit	—	(0.6)	(0.6)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(1.3)	(1.3)
Net Current Period Other Comprehensive Loss	—	(1.3)	(1.3)
Balance in AOCI as of December 31, 2016	$—	$3.0	$3.0

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(2.0)	—	—	(2.0)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(2.0)	—	—	(2.0)
Income Tax (Expense) Credit	—	(0.7)	—	—	(0.7)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(1.3)	—	—	(1.3)
Net Current Period Other Comprehensive Loss	—	(1.3)	—	—	(1.3)
Balance in AOCI as of December 31, 2015	$—	$4.3	$58.4	$(58.4)	$4.3

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$7.0	$58.4	$(58.4)	$7.1
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Regulatory Assets/(Liabilities), Net (a)	(0.2)	—	—	—	(0.2)
Interest Expense	—	(2.1)	—	—	(2.1)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.2)	(2.1)	—	—	(2.3)
Income Tax (Expense) Credit	(0.1)	(0.7)	—	—	(0.8)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.1)	(1.4)	—	—	(1.5)
Net Current Period Other Comprehensive Loss	(0.1)	(1.4)	—	—	(1.5)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$4.2	$4.2
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.2)	(1.2)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.2)	(1.2)
Income Tax (Expense) Credit	—	(0.4)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Loss	—	(0.8)	(0.8)
Balance in AOCI as of December 31, 2016	$—	$3.4	$3.4

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.2)	(1.2)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.2)	(1.2)
Income Tax (Expense) Credit	—	(0.4)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Loss	—	(0.8)	(0.8)
Balance in AOCI as of December 31, 2015	$—	$4.2	$4.2

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$5.7	$5.8
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Regulatory Assets/(Liabilities), Net (a)	(0.1)	—	(0.1)
Interest Expense	—	(1.1)	(1.1)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.1)	(1.1)	(1.2)
Income Tax (Expense) Credit	—	(0.4)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.1)	(0.7)	(0.8)
Net Current Period Other Comprehensive Loss	(0.1)	(0.7)	(0.8)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$(9.1)	$2.6	$(2.9)	$(9.4)
Change in Fair Value Recognized in AOCI	—	—	—	(1.0)	(1.0)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	2.7	—	—	2.7
Amortization of Prior Service Cost (Credit)	—	—	(1.8)	—	(1.8)
Amortization of Actuarial (Gains)/Losses	—	—	0.7	—	0.7
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	2.7	(1.1)	—	1.6
Income Tax (Expense) Credit	—	1.0	(0.4)	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	1.7	(0.7)	—	1.0
Net Current Period Other Comprehensive Income (Loss)	—	1.7	(0.7)	(1.0)	—
Balance in AOCI as of December 31, 2016	$—	$(7.4)	$1.9	$(3.9)	$(9.4)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)
Change in Fair Value Recognized in AOCI	—	—	—	(2.9)	(2.9)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	3.1	—	—	3.1
Amortization of Prior Service Cost (Credit)	—	—	(1.9)	—	(1.9)
Amortization of Actuarial (Gains)/Losses	—	—	0.4	—	0.4
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	3.1	(1.5)	—	1.6
Income Tax (Expense) Credit	—	1.1	(0.5)	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	2.0	(1.0)	—	1.0
Net Current Period Other Comprehensive Income (Loss)	—	2.0	(1.0)	(2.9)	(1.9)
Balance in AOCI as of December 31, 2015	$—	$(9.1)	$2.6	$(2.9)	$(9.4)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$—	$(13.3)	$4.5	$0.3	$(8.5)
Change in Fair Value Recognized in AOCI	—	—	—	(0.3)	(0.3)
Amount of (Gain) Loss Reclassified from AOCI
Regulatory Assets/(Liabilities), Net (a)	(0.1)	—	—	—	(0.1)
Interest Expense	—	3.5	—	—	3.5
Amortization of Prior Service Cost (Credit)	—	—	(1.9)	—	(1.9)
Amortization of Actuarial (Gains)/Losses	—	—	0.5	—	0.5
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.1)	3.5	(1.4)	—	2.0
Income Tax (Expense) Credit	(0.1)	1.3	(0.5)	—	0.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	2.2	(0.9)	—	1.3
Net Current Period Other Comprehensive Income (Loss)	—	2.2	(0.9)	(0.3)	1.0
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Southwestern Electric Power Co [Member]
Comprehensive Income
COMPREHENSIVE INCOME

The disclosures in this note apply to all Registrants unless indicated otherwise.

Presentation of Comprehensive Income

The following tables provide the components of changes in AOCI and details of reclassifications from AOCI for the years ended December 31, 2016, 2015 and 2014.  The amortization of pension and OPEB AOCI components are included in the computation of net periodic pension and OPEB costs. See Note 8 for additional details.

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$(5.2)	$(17.2)	$7.1	$139.9	$(251.7)	$(127.1)
Change in Fair Value Recognized in AOCI	(14.6)	—	1.3	—	(14.7)	(28.0)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	(21.4)	—	—	—	—	(21.4)
Purchased Electricity for Resale	16.4	—	—	—	—	16.4
Interest Expense	—	2.4	—	—	—	2.4
Amortization of Prior Service Cost (Credit)	—	—	—	(19.4)	—	(19.4)
Amortization of Actuarial (Gains)/Losses	—	—	—	20.3	—	20.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(5.0)	2.4	—	0.9	—	(1.7)
Income Tax (Expense) Credit	(1.7)	0.9	—	0.3	—	(0.5)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(3.3)	1.5	—	0.6	—	(1.2)
Net Current Period Other Comprehensive Income (Loss)	(17.9)	1.5	1.3	0.6	(14.7)	(29.2)
Balance in AOCI as of December 31, 2016	$(23.1)	$(15.7)	$8.4	$140.5	$(266.4)	$(156.3)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)
Change in Fair Value Recognized in AOCI	5.6	—	(0.6)	—	(25.7)	(20.7)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	(48.1)	—	—	—	—	(48.1)
Purchased Electricity for Resale	29.1	—	—	—	—	29.1
Interest Expense	—	2.9	—	—	—	2.9
Amortization of Prior Service Cost (Credit)	—	—	—	(19.5)	—	(19.5)
Amortization of Actuarial (Gains)/Losses	—	—	—	21.3	—	21.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(19.0)	2.9	—	1.8	—	(14.3)
Income Tax (Expense) Credit	(6.6)	1.0	—	0.6	—	(5.0)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(12.4)	1.9	—	1.2	—	(9.3)
Net Current Period Other Comprehensive Income (Loss)	(6.8)	1.9	(0.6)	1.2	(25.7)	(30.0)
Balance in AOCI as of Pension and OPEB Adjustment Related to Mitchell Plant	—	—	—	—	6.0	6.0
Balance in AOCI as of December 31, 2015	$(5.2)	$(17.2)	$7.1	$139.9	$(251.7)	$(127.1)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.2	$(23.0)	$6.8	$133.9	$(233.1)	$(115.2)
Change in Fair Value Recognized in AOCI	(9.8)	—	0.9	—	1.1	(7.8)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	59.1	—	—	—	—	59.1
Purchased Electricity for Resale	(39.1)	—	—	—	—	(39.1)
Regulatory Assets/(Liabilities), Net (a)	(2.8)	—	—	—	—	(2.8)
Interest Expense	—	6.1	—	—	—	6.1
Amortization of Prior Service Cost (Credit)	—	—	—	(20.6)	—	(20.6)
Amortization of Actuarial (Gains)/Losses	—	—	—	28.0	—	28.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	17.2	6.1	—	7.4	—	30.7
Income Tax (Expense) Credit	6.0	2.2	—	2.6	—	10.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	11.2	3.9	—	4.8	—	19.9
Net Current Period Other Comprehensive Income	1.4	3.9	0.9	4.8	1.1	12.1
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$3.6	$17.4	$(23.8)	$(2.8)
Change in Fair Value Recognized in AOCI	—	—	—	(3.5)	(3.5)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.1)	—	—	(1.1)
Amortization of Prior Service Cost (Credit)	—	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains)/Losses	—	—	3.0	—	3.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.1)	(2.1)	—	(3.2)
Income Tax (Expense) Credit	—	(0.4)	(0.7)	—	(1.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.7)	(1.4)	—	(2.1)
Net Current Period Other Comprehensive Loss	—	(0.7)	(1.4)	(3.5)	(5.6)
Balance in AOCI as of December 31, 2016	$—	$2.9	$16.0	$(27.3)	$(8.4)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0
Change in Fair Value Recognized in AOCI	—	—	—	(5.7)	(5.7)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(0.4)	—	—	(0.4)
Amortization of Prior Service Cost (Credit)	—	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains)/Losses	—	—	2.3	—	2.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(0.4)	(2.8)	—	(3.2)
Income Tax (Expense) Credit	—	(0.1)	(1.0)	—	(1.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.3)	(1.8)	—	(2.1)
Net Current Period Other Comprehensive Loss	—	(0.3)	(1.8)	(5.7)	(7.8)
Balance in AOCI as of December 31, 2015	$—	$3.6	$17.4	$(23.8)	$(2.8)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$3.1	$20.5	$(20.8)	$2.9
Change in Fair Value Recognized in AOCI	1.7	—	—	2.7	4.4
Amount of (Gain) Loss Reclassified from AOCI
Purchased Electricity for Resale	(0.5)	—	—	—	(0.5)
Regulatory Assets/(Liabilities), Net (a)	(2.2)	—	—	—	(2.2)
Interest Expense	—	1.2	—	—	1.2
Amortization of Prior Service Cost (Credit)	—	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains)/Losses	—	—	3.1	—	3.1
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.7)	1.2	(2.0)	—	(3.5)
Income Tax (Expense) Credit	(0.9)	0.4	(0.7)	—	(1.2)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.8)	0.8	(1.3)	—	(2.3)
Net Current Period Other Comprehensive Income (Loss)	(0.1)	0.8	(1.3)	2.7	2.1
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$(13.3)	$5.1	$(8.5)	$(16.7)
Change in Fair Value Recognized in AOCI	—	—	—	(0.8)	(0.8)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	2.0	—	—	2.0
Amortization of Prior Service Cost (Credit)	—	—	(0.8)	—	(0.8)
Amortization of Actuarial (Gains)/Losses	—	—	0.8	—	0.8
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	2.0	—	—	2.0
Income Tax (Expense) Credit	—	0.7	—	—	0.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	1.3	—	—	1.3
Net Current Period Other Comprehensive Income (Loss)	—	1.3	—	(0.8)	0.5
Balance in AOCI as of December 31, 2016	$—	$(12.0)	$5.1	$(9.3)	$(16.2)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)
Change in Fair Value Recognized in AOCI	—	—	—	(3.5)	(3.5)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	1.7	—	—	1.7
Amortization of Prior Service Cost (Credit)	—	—	(0.9)	—	(0.9)
Amortization of Actuarial (Gains)/Losses	—	—	0.9	—	0.9
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	1.7	—	—	1.7
Income Tax (Expense) Credit	—	0.6	—	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	1.1	—	—	1.1
Net Current Period Other Comprehensive Income (Loss)	—	1.1	—	(3.5)	(2.4)
Balance in AOCI as of December 31, 2015	$—	$(13.3)	$5.1	$(8.5)	$(16.7)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$(16.0)	$4.9	$(4.5)	$(15.5)
Change in Fair Value Recognized in AOCI	1.1	—	—	(0.5)	0.6
Amount of (Gain) Loss Reclassified from AOCI
Purchased Electricity for Resale	(0.8)	—	—	—	(0.8)
Regulatory Assets/(Liabilities), Net (a)	(1.0)	—	—	—	(1.0)
Interest Expense	—	2.4	—	—	2.4
Amortization of Prior Service Cost (Credit)	—	—	(0.8)	—	(0.8)
Amortization of Actuarial (Gains)/Losses	—	—	1.1	—	1.1
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.8)	2.4	0.3	—	0.9
Income Tax (Expense) Credit	(0.6)	0.8	0.1	—	0.3
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.2)	1.6	0.2	—	0.6
Net Current Period Other Comprehensive Income (Loss)	(0.1)	1.6	0.2	(0.5)	1.2
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$4.3	$4.3
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.9)	(1.9)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.9)	(1.9)
Income Tax (Expense) Credit	—	(0.6)	(0.6)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(1.3)	(1.3)
Net Current Period Other Comprehensive Loss	—	(1.3)	(1.3)
Balance in AOCI as of December 31, 2016	$—	$3.0	$3.0

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(2.0)	—	—	(2.0)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(2.0)	—	—	(2.0)
Income Tax (Expense) Credit	—	(0.7)	—	—	(0.7)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(1.3)	—	—	(1.3)
Net Current Period Other Comprehensive Loss	—	(1.3)	—	—	(1.3)
Balance in AOCI as of December 31, 2015	$—	$4.3	$58.4	$(58.4)	$4.3

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$7.0	$58.4	$(58.4)	$7.1
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Regulatory Assets/(Liabilities), Net (a)	(0.2)	—	—	—	(0.2)
Interest Expense	—	(2.1)	—	—	(2.1)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.2)	(2.1)	—	—	(2.3)
Income Tax (Expense) Credit	(0.1)	(0.7)	—	—	(0.8)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.1)	(1.4)	—	—	(1.5)
Net Current Period Other Comprehensive Loss	(0.1)	(1.4)	—	—	(1.5)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$4.2	$4.2
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.2)	(1.2)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.2)	(1.2)
Income Tax (Expense) Credit	—	(0.4)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Loss	—	(0.8)	(0.8)
Balance in AOCI as of December 31, 2016	$—	$3.4	$3.4

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.2)	(1.2)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.2)	(1.2)
Income Tax (Expense) Credit	—	(0.4)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Loss	—	(0.8)	(0.8)
Balance in AOCI as of December 31, 2015	$—	$4.2	$4.2

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$5.7	$5.8
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Regulatory Assets/(Liabilities), Net (a)	(0.1)	—	(0.1)
Interest Expense	—	(1.1)	(1.1)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.1)	(1.1)	(1.2)
Income Tax (Expense) Credit	—	(0.4)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.1)	(0.7)	(0.8)
Net Current Period Other Comprehensive Loss	(0.1)	(0.7)	(0.8)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$(9.1)	$2.6	$(2.9)	$(9.4)
Change in Fair Value Recognized in AOCI	—	—	—	(1.0)	(1.0)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	2.7	—	—	2.7
Amortization of Prior Service Cost (Credit)	—	—	(1.8)	—	(1.8)
Amortization of Actuarial (Gains)/Losses	—	—	0.7	—	0.7
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	2.7	(1.1)	—	1.6
Income Tax (Expense) Credit	—	1.0	(0.4)	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	1.7	(0.7)	—	1.0
Net Current Period Other Comprehensive Income (Loss)	—	1.7	(0.7)	(1.0)	—
Balance in AOCI as of December 31, 2016	$—	$(7.4)	$1.9	$(3.9)	$(9.4)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)
Change in Fair Value Recognized in AOCI	—	—	—	(2.9)	(2.9)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	3.1	—	—	3.1
Amortization of Prior Service Cost (Credit)	—	—	(1.9)	—	(1.9)
Amortization of Actuarial (Gains)/Losses	—	—	0.4	—	0.4
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	3.1	(1.5)	—	1.6
Income Tax (Expense) Credit	—	1.1	(0.5)	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	2.0	(1.0)	—	1.0
Net Current Period Other Comprehensive Income (Loss)	—	2.0	(1.0)	(2.9)	(1.9)
Balance in AOCI as of December 31, 2015	$—	$(9.1)	$2.6	$(2.9)	$(9.4)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$—	$(13.3)	$4.5	$0.3	$(8.5)
Change in Fair Value Recognized in AOCI	—	—	—	(0.3)	(0.3)
Amount of (Gain) Loss Reclassified from AOCI
Regulatory Assets/(Liabilities), Net (a)	(0.1)	—	—	—	(0.1)
Interest Expense	—	3.5	—	—	3.5
Amortization of Prior Service Cost (Credit)	—	—	(1.9)	—	(1.9)
Amortization of Actuarial (Gains)/Losses	—	—	0.5	—	0.5
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.1)	3.5	(1.4)	—	2.0
Income Tax (Expense) Credit	(0.1)	1.3	(0.5)	—	0.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	2.2	(0.9)	—	1.3
Net Current Period Other Comprehensive Income (Loss)	—	2.2	(0.9)	(0.3)	1.0
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.